Share-Based Compensation Expense	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Share-Based Compensation Expense
10. Share-Based Compensation Expense
Predecessor Plans
Prior to the Business Combination, share-based payments to employees include grants of restricted share units (“RSUs”) and performance based restricted share units (“PRSUs”), which consist of both
Class A-1
and Class B common units in each type, are measured based on their estimated grant date fair value. The Company recognizes compensation expense on a straight-line basis over the requisite service period for awards expected to ultimately vest. As a result of the change in control related to the Business Combination, the vesting of the time-based RSU Class B units accelerated on the Closing Date. The remaining unvested PRSU Class B units have vesting conditions that are contingent upon the achievement of defined internal rates of return and multiples on invested capital occurrence and of certain liquidity events. The
Class A-1
RSUs and PRSUs that were unvested as of the Closing Date have time-based and/or vesting conditions that are contingent upon the achievement of defined internal rates of return and multiples on invested capital occurrence and of certain liquidity events. Both the unvested
Class A-1
and Class B units were replaced with unvested Alight common shares as discussed below.

The following tables summarizes the unit activity related to the RSUs and PRSUs during the Predecessor periods as follows:

Predecessor	RSUs	Weighted Average Grant Date Fair Value Per Unit	PRSUs	Weighted Average Grant Date Fair Value Per Unit
Balance as of December 31, 2018	3,525	$5,347	6,492	$2,952

Granted	862	4,578	1,725	4,572
Vested	(1,123)	6,581	—	—
Forfeited	(357)	4,037	(654)	2,626

Balance as of December 31, 2019	2,907	$4,785	7,563	$3,350

Granted	1,990	4,578	5,469	4,572
Vested	(944)	5,374	—	—
Forfeited	(954)	4,491	(3,809)	3,513

Balance as of December 31, 2020	2,999	$4,563	9,223	$4,015

Granted	254	28,875	389	24,420
Vested	(517)	5,459	—	—
Forfeited	(121)	4,527	(567)	2,626

Balance as of June 30, 2021	2,614	$6,741	9,045	$4,888

Successor Plans
Predecessor Replacement Awards
In connection with the Business Combination, the holders of certain unvested awards under the Predecessor plans were granted replacement awards in the Successor company.

•
Class B units: The unvested Class B units of Alight Holdings were granted replacement Unvested Class A common shares, Unvested
Class B-1
common shares, and Unvested
Class B-2
common shares of the Company that ultimately vest on the third anniversary of the Closing Date, but could vest earlier based on market-based vesting terms consistent to those under the Predecessor Plan.

•
Class A-1
units: The unvested
Class A-1
units were granted replacement Unvested Class A common shares, Unvested Class B common shares, and Unvested
Class B-2
common shares of the Company on an equivalent fair value basis. The time and market-based vesting conditions are consistent with those under the Predecessor Plan.

The Class B and
Class A-1
units that were replaced represent the Unvested Class A, Unvested
Class B-1
and Unvested
Class B-2
common shares subject to the forfeiture
re-allocation
provision per the Class Z instruments discussed in Note 9 “Stockholders’ and Members’ Equity”. These unvested shares are accounted for as restricted stock in accordance with ASC 718.
Successor Awards
In connection with the Business Combination, the Company adopted the Alight, Inc. 2021 Omnibus Incentive Plan. Under this plan, for grants issued during the Successor six months ended December 31, 2021, approximately 50% of the units are subject to time-based vesting requirements and approximately 50% are subject to performance-based vesting requirements. The majority of the time-based RSUs vest ratably each December 31 over a three-year period with one-third
vesting on December 31, 2021, 2022 and 2023. The majority of the PRSUs vest upon achievement of the Company’s performance goal, Total Contract Value of Business Process as a Service (“BPaaS”). The Company recognizes expense associated with the PRSUs when the achievement of the performance condition is deemed probable.
The aggregate grant date fair value of RSUs and PRSUs granted during the Successor period six months ended December 31, 2021 was $119 million and $115 million, respectively.

Restricted Share Units and Performance Based Restricted Share Units
The following tables summarizes the unit activity related to the RSUs and PRSUs during the Successor six months ended December 31, 2021:

Successor	RSUs (1)	Weighted Average Grant Date Fair Value Per Unit	PRSUs (1)	Weighted Average Grant Date Fair Value Per Unit
Balance as of July 1, 2021	854,764	$9.91	7,816,743	$9.56

Granted	9,475,330	12.60	9,107,424	12.63
Vested	(3,014,054)	12.62	—	—
Forfeited	(167,624)	12.64	(181,054)	12.51

Balance as of December 31, 2021	7,148,416	$12.27	16,743,113	$11.20

(1)	These share totals include both unvested shares and restricted stock units.
Share-based Compensation
The Company recorded share-based compensation costs related to the RSUs and PRSUs for the Successor six months ended December 31, 2021 and the Predecessor six months ended June 30, 2021 and years ended December 2020 and 2019 of $67 million, $5 million, $5 million and $9 million, respectively.
As of December 31, 2021, total future compensation expense related to unvested RSUs was $84 million which will be recognized over a remaining weighted-average amortization period of approximately 1.6 years. As of December 31, 2021, total future compensation expense related to PRSUs was $156 million which will be recognized over approximately the next 2.2 years.